Summary of Stock Options Outstanding, Granted, Exercised, Expired and Forfeited (Details) - USD ($)			12 Months Ended
	Aug. 12, 2021	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Options Issued and outstanding, beginning balance			171,703	171,703
Weighted Average Exercise Price Per Share Beginning Balance			$ 1.89	$ 1.89
Weighted Average Fair Value of Options Beginning Balance			$ 1.72	$ 2
Weighted Average Remaining Contractual Life (Years) Beginning Balance			6 years 2 months 1 day	6 years 2 months 1 day
Aggregate Intrinsic Value Beginning Balance
Options Granted	50,000	18,750	5,227,738
Weighted Average Exercise Price Per Share, Granted			$ 0.74
Aggregate Intrinsic Value, Granted
Options Exercised
Weighted Average Exercise Price Per Share, Exercised
Aggregate Intrinsic Value, Exercised
Options Forfeited
Weighted Average Exercise Price Per Share, Forfeited
Aggregate Intrinsic Value, Forfeited
Weighted Average Fair Value of Options, Granted			$ 0.74
Weighted Average Remaining Contractual Life (Years), Issued and outstanding, Granted			4 years 2 months 8 days
Options Issued and outstanding, ending balance			5,399,441	171,703
Weighted Average Exercise Price Per Share Ending Balance			$ 0.74	$ 1.89
Weighted Average Fair Value of Options Ending Balance			$ 0.74	$ 1.72
Weighted Average Remaining Contractual Life (Years) Ending Balance			4 years 2 months 8 days
Aggregate Intrinsic Value Ending Balance
Options Exercisable
Weighted Average Exercise Price Per Share, Exercisable
Weighted Average Fair Value of Options, Exercisable
Aggregate Intrinsic Value, Exercisable